Supplement dated September 30, 2009

to the Prospectuses

(All Share Classes)

LORD ABBETT AFFILIATED FUND

LORD ABBETT BLEND TRUST

Lord Abbett Small Cap Blend Fund

LORD ABBETT BOND DEBENTURE FUND

LORD ABBETT DEVELOPING GROWTH FUND

LORD ABBETT GLOBAL FUND

Lord Abbett Developing Local Markets Fund

Lord Abbett Global Allocation Fund

LORD ABBETT INVESTMENT TRUST

Lord Abbett Convertible Fund

Lord Abbett Core Fixed Income Fund

Lord Abbett Floating Rate Fund

Lord Abbett High Yield Fund

Lord Abbett Income Fund

Lord Abbett Short Duration Income Fund

Lord Abbett Total Return Fund

Lord Abbett Strategic Allocation Funds

- Balanced Strategy Fund

- Diversified Equity Strategy Fund

- Diversified Income Strategy Fund

- Growth & Income Strategy Fund

LORD ABBETT MID CAP VALUE FUND

LORD ABBETT MUNICIPAL INCOME FUND

Lord Abbett National Tax Free Fund

Lord Abbett California Tax Free Fund

Lord Abbett Connecticut Tax Free Fund

Lord Abbett Hawaii Tax Free Fund

Lord Abbett Missouri Tax Free Fund

Lord Abbett New Jersey Tax Free Fund

Lord Abbett New York Tax Free Fund

LORD ABBETT MUNICIPAL INCOME TRUST

Lord Abbett Georgia Tax Free Trust

Lord Abbett High Yield Municipal Bond Fund

Lord Abbett Intermediate Tax Free Fund

Lord Abbett Pennsylvania Tax Free Trust

Lord Abbett Short Duration Tax Free Fund

LORD ABBETT RESEARCH FUND

Lord Abbett Capital Structure Fund

  (formerly America’s Value Fund)

Lord Abbett Classic Stock Fund

  (formerly Large Cap Core Fund)

Lord Abbett Growth Opportunities Fund

Lord Abbett Small Cap Value Fund

LORD ABBETT SECURITIES TRUST

Lord Abbett Alpha Strategy Fund

Lord Abbett Fundamental Equity Fund

  (formerly All Value Fund)

Lord Abbett International Core Equity Fund

Lord Abbett International Dividend Income Fund

Lord Abbett International Opportunities Fund

Lord Abbett Large Cap Value Fund

Lord Abbett Micro Cap Growth Fund

Lord Abbett Micro Cap Value Fund

Lord Abbett Value Opportunities Fund

LORD ABBETT STOCK APPRECIATION FUND
  (formerly Large Cap Growth Fund)

LORD ABBETT U.S. GOVERNMENT &

    GOVERNMENT SPONSORED ENTERPRISES

    MONEY MARKET FUND

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For all Funds other than the Municipal Income Fund and Municipal Income Trust, the following is added to each of the sections titled “Class A Share CDSC” and “Class C Share CDSC:”

Class A and Class C shares that are subject to a CDSC and held by certain 401(k) plans for which the Fund’s transfer agent provides plan administration and recordkeeping services and which offer Lord Abbett Funds as the only investment options to the plan’s participants, will no longer be subject to the CDSC upon the 401(k) plan’s transition to a Financial Intermediary that: (1) provides recordkeeping services to the plan; (2) offers other mutual funds in addition to the Lord Abbett Funds as investment options for the plan’s participants; and (3) has entered into a special arrangement with Lord Abbett to facilitate the 401(k) plan’s transition to the Financial Institution.

For all Funds other than the U.S. Government & Government Sponsored Enterprises Money Market Fund, the first sentence under the section titled “Other Information for Fund Investors – Frequent Trading Policy and Procedures” is hereby replaced with the following:

Frequent Trading Policy and Procedures. Under the frequent trading policy, any Lord Abbett Fund shareholder redeeming shares valued at $5,000 or more from a Lord Abbett Fund will be prohibited from investing in the same Lord Abbett Fund for 30 calendar days after the redemption date (the “Policy”). The Policy does not apply to the Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Lord Abbett Floating Rate Fund, Lord Abbett Short Duration Income Fund, Lord Abbett Intermediate Tax Free Fund, and Lord Abbett Short Duration Tax Free Fund, provided that your Financial Intermediary is able to implement such exclusions.

Please retain this document for your future reference.

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